Inventories (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished products	¥ 529,666	¥ 456,698
Work in process	70,969	69,757
Raw materials, purchased components and supplies	103,408	119,000
Inventories	¥ 704,043	¥ 645,455